General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2020
General and Administrative Expenses
Schedule of general and administrative expenses

	For the three months ended		For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020
Administrative services fees (Note 3)	2,279	1,959	4,406	3,919
Commercial management fees (Note 3)	1,350	1,350	2,700	2,700
Share-based compensation (Note 18)	247	362	509	659
Other expenses	865	750	1,820	1,314
Total	4,741	4,421	9,435	8,592